Financial Instruments - Summary of Foreign Exchange Risk On Financial Instruments (Detail) - Currency risk [member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 16,112	$ 4,851
Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 12,942	$ 9,568
Foreign currency risk to USD	$ 4.85	$ 5.29	$ 5.57
Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,711	$ (8,533)
Foreign currency risk to USD	$ 808.47	$ 177.1	102.69
Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 211	$ 115
Foreign currency risk to USD	$ 16.93	$ 19.48	20.45
British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (541)	$ 3,462
Foreign currency risk to USD	$ 0.79	$ 0.83	0.74
Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 558	$ 44
Foreign currency risk to USD	$ 3,873.55	$ 4,846.04	4,068.51
Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 319	$ (733)
Foreign currency risk to USD	$ 3.71	$ 3.81	3.99
Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 912	$ 928
Foreign currency risk to USD	$ 878.87	$ 852.17	$ 851.6
Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 16,226	$ 12,171
Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,763	114
Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	211	115
Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,421	5,356
Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	558	579
Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,078	240
Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	912	1,589
Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,284)	(2,603)
Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(52)	(8,647)
Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(11,962)	(1,894)
Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(535)
Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(759)	(973)
Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(661)
-10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,611	486
-10% [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,294	957
-10% [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	171	(854)
-10% [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21	12
-10% [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	54	347
-10% [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	56	4
-10% [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	32	(73)
-10% [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	91	93
-10% [Member] | Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,623	1,217
-10% [Member] | Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	176	11
-10% [Member] | Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21	12
-10% [Member] | Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,142	536
-10% [Member] | Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	56	58
-10% [Member] | Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	108	24
-10% [Member] | Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	91	159
-10% [Member] | Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(328)	(260)
-10% [Member] | Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5)	(865)
-10% [Member] | Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
-10% [Member] | Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,196)	(189)
-10% [Member] | Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(54)
-10% [Member] | Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(76)	(97)
-10% [Member] | Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(66)
+10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,611)	(486)
+10% [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,294)	(957)
+10% [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(171)	854
+10% [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(21)	(12)
+10% [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	54	(347)
+10% [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(56)	(4)
+10% [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	32	73
+10% [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(91)	(93)
+10% [Member] | Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,623)	(1,217)
+10% [Member] | Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(176)	(11)
+10% [Member] | Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(21)	(12)
+10% [Member] | Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,142)	(536)
+10% [Member] | Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(56)	(58)
+10% [Member] | Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(108)	(24)
+10% [Member] | Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(91)	(159)
+10% [Member] | Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	328	260
+10% [Member] | Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5	865
+10% [Member] | Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
+10% [Member] | Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,196	189
+10% [Member] | Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	54
+10% [Member] | Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	76	97
+10% [Member] | Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 66